Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Borrowings	The Group’s borrowings consisted of the following amounts as of the reporting date:

Instrument	Interest Rate				June 30, 2025	December 31, 2024
Credit Facility	(8.16%	and	8.63%,	respectively)(a)	473,000	284,400
Term Loan I	(6.50%)				—	88,948
Term Loan II	(8.83%)	(a)			—	83,851
ABS I Notes	(5.00%)				—	80,157
ABS II Notes	(5.25%)				—	102,431
ABS IV Notes	(4.95%)				71,772	79,653
ABS VI Notes	(7.50%)	(b)			214,626	242,010
ABS VIII Notes	(7.28%)				566,526	585,747
ABS IX Notes	(6.89%)				71,390	75,316
ABS X Notes	(7.07%)				516,724	—
ABS Maverick Notes	(9.10%)				470,000	—
Nordic Bonds	(9.75%)				300,000	—
Other miscellaneous borrowings(c)					36,536	113,060
Total borrowings					$2,720,574	$1,735,573
Less: Current portion of long-term debt					(216,423)	(209,463)
Less: Deferred financing costs					(42,725)	(34,115)
Plus: Market premiums					10,258	—
Less: Original issue discounts					(11,197)	(8,216)
Total non-current borrowings, net					$2,460,487	$1,483,779
(a)Represents the variable interest rate as of period end.
(b)Includes $132,576 for the assumption of Oaktree’s proportionate share of the ABS VI debt as part of the Oaktree acquisition as of December 31, 2024. Refer to Note 4 for additional information regarding the Oaktree acquisition.
(c)Includes $76,100 in notes payable issued as part of the consideration in the Oaktree acquisition as of December 31, 2024. Includes $26,981 and $30,000 in notes payable issued by a third party financial institution in November 2024, collateralized by two natural gas processing plants and various natural gas compressors and related support equipment in the Central Region, as of June 30, 2025 and December 31, 2024, respectively. Refer to Note 4 for additional information regarding the
Oaktree acquisition.
The table below represents the interest incurred related to the Group’s debt structures for each of the periods presented:

	Six Months Ended		Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
Credit Facility	$19,052	$10,369	$22,123
Term Loan I	938	3,398	6,531
ABS I Notes	652	2,419	4,571
ABS II Notes	978	3,557	6,787
ABS III Notes	—	5,507	5,507
ABS IV Notes	1,886	2,342	4,440
ABS V Notes	—	6,792	6,792
ABS VI Notes	9,534	7,170	17,953
ABS VIII Notes	21,053	3,948	25,375
ABS IX Notes	2,536	447	1,460
ABS X Notes	12,588	—	—
ABS Maverick Notes	13,229	—	—
Nordic Bonds	6,892	—	—
Other miscellaneous borrowings(a)	3,463	556	4,106
Total interest incurred on debt instruments	$92,801	$46,505	$105,645
(a)Includes $1,549, $556, and $3,947 of interest incurred on the Oaktree Seller’s Note for the six months ended June 30, 2025 and 2024 and the year ended December
31, 2024, respectively. Includes $1,717 and $159 of interest incurred on other notes payable for the six months ended June 30, 2025 and the year ended December 31,
2024, respectively.
The table below represents the fair value of the Group’s debt structures as of the periods presented:

	As of
	June 30, 2025	December 31, 2024
Credit Facility(a)	$473,000	$284,400
Term Loan I	—	86,277
Term Loan II(a)	—	83,851
ABS I Notes	—	76,821
ABS II Notes	—	98,273
ABS IV Notes	67,080	74,064
ABS VI Notes	213,319	240,150
ABS VIII Notes	583,127	593,653
ABS IX Notes	70,352	73,897
ABS X Notes	524,871	—
ABS Maverick Notes	470,695	—
Nordic Bond	298,220	—
Other miscellaneous borrowings	27,494	107,588
Total fair value of outstanding debt	$2,728,158	$1,718,974
(a)Carrying value approximates fair value.
The table below represents excess cash flow payments based on the achievement of certain performance metrics related to the Group’s debt structures for each of the periods presented:

	Six Months Ended		Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
ABS I Notes	$—	$1,536	$2,401
ABS VIII Notes	10,221	—	14,753
ABS IX Notes	2,724	—	884
ABS X Notes	8,626	—	—
Total excess cash flow payments	$21,571	$1,536	$18,038
Reconciliation of borrowings arising from financing activities:

	Six Months Ended		Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
Balance at beginning of period	$1,693,242	$1,276,627	$1,276,627
Acquired as part of an acquisition	719,927	215,924	215,924
Proceeds from borrowings	2,201,133	1,238,348	1,844,768
Repayments of borrowings	(1,928,017)	(1,076,897)	(1,653,489)
Costs incurred to secure financing	(30,574)	(13,988)	(20,267)
Amortization of discount and deferred financing costs	3,427	8,087	16,870
Cash paid for interest	(92,254)	(47,632)	(123,141)
Finance costs and other	110,026	54,091	135,950
Balance at end of period	$2,676,910	$1,654,560	$1,693,242

Schedule of Maturity of Borrowings	The table below presents a reconciliation of the Group’s undiscounted future maturities of its total borrowings as of the reporting date:

	June 30, 2025	December 31, 2024
Not later than one year	$216,423	$209,463
Later than one year and not later than five years	1,598,471	940,780
Later than five years	905,680	585,330
Total borrowings	$2,720,574	$1,735,573

Schedule of Finance Costs	The following table represents the Group’s finance costs for each of the periods presented:

	Six Months Ended		Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
Interest expense, net of capitalized and income amounts(a)	$94,544	$52,494	$120,773
Amortization of discount and deferred finance costs	3,427	8,087	16,870
Other	198	—	—
Total finance costs	$98,169	$60,581	$137,643
(a)Includes payments related to both borrowings and leases.